Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset - Patents	$ 22,353	$ 22,353	$ 22,353
Accumulated amortization	(9,827)	(9,520)	(8,292)
Intangible assets, net	$ 12,526	$ 12,833	$ 14,061